RELATED PARTY TRANSACTIONS - Summary of Related Party Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Related party receivables	$ 5,068	$ 5,095
Related party payables	8,921	18,103
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Related party receivables	1,239	1,077
Related party payables	6,349	15,495
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	52	1,060
Related party payables	1,345	972
Archer Limited [Member]
Related Party Transaction [Line Items]
Related party receivables	88	54
VLCC Chartering Limited [Member]
Related Party Transaction [Line Items]
Related party receivables	81	47
Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Related party receivables	1,953	1,151
Related party payables	1,227	1,631
Seadrill Limited [Member]
Related Party Transaction [Line Items]
Related party receivables	489	597
Related party payables	0	5
Deep Sea Supply Plc [Member]
Related Party Transaction [Line Items]
Related party receivables	68	67
Arcadia Petroleum [Member]
Related Party Transaction [Line Items]
Related party receivables	0	198
Flex LNG [Member]
Related Party Transaction [Line Items]
Related party receivables	979	741
North Atlantic Drilling Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	103	103
other related parties [Member]
Related Party Transaction [Line Items]
Related party receivables	$ 16	$ 0